Putnam Investments
One Post Office Square
Boston, MA 02109
October 4, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Arizona Tax Exempt Income Fund (Reg. Nos. (33-37992) (811-06258)
Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
Putnam Massachusetts Tax Exempt Income Fund (Reg. Nos. (33-5416) (811-04518)
Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
Putnam Michigan Tax Exempt Income Fund (Reg. Nos. (33-8923) (811-04529)
Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
Putnam Minnesota Tax Exempt Income Fund (Reg. Nos. (33-8916) (811-04527)
Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
Putnam New Jersey Tax Exempt Income Fund (Reg. Nos. (33-32550) (811-05977)
Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
Putnam Ohio Tax Exempt Income Fund (Reg. Nos. (33-8924) (811-04528)
Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
Putnam Pennsylvania Tax Exempt Income Fund (Reg. Nos. (33-28321) (811-05802)
Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
(collectively, the “Amendments”)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the above listed funds, pursuant to Rule 497(j) under the Securities Act of 1933, the most recent Prospectus and Statement of Additional Information dated September 30, 2007. This Prospectus and the Statement of Additional Information had been incorporated by reference into the Funds Registration Statements on Form N-1A (the “Amendments”) would not have differed from that contained in the Amendments, which is the most recent amendments to such Registration Statements and was filed electronically on September 28, 2007.

Very truly yours,

James F. Clark
Vice President and Senior Counsel

cc: Ropes & Gray LLP